29. REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Revenue Tables
Classes of revenue
	From January 1	From January 1	From January 1
Classes of revenue	to December 31, 2017	to December 31, 2016	to December 31, 2015
	ThCh$	ThCh$	ThCh$
Sale of goods	640,419,045	655,311,727	632,371,393
Rendering of services	3,365,642	3,135,894	3,822,681
Total	643,784,687	658,447,621	636,194,074